Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Common Stock - USD ($)		3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Shares [Member]
Numerator:
Allocation of net income (loss) including accretion of common stock		$ (239,019)	$ (20,399,824)	$ (1,203,060)	$ (18,735,533)		$ (20,407,722)
Accretion of common stock to redemption value	[1]	679,973	27,171,067	3,016,544	27,171,067
Allocation of net income (loss)		$ 440,954	$ 6,771,243	$ 1,813,484	$ 8,435,534		$ 8,980,335
Denominator:
Basic weighted average shares outstanding (in Shares)		5,396,650	11,500,000	7,364,030	7,551,471		8,526,027
Basic net income (loss) per share (in Dollars per share)		$ 0.08	$ 0.59	$ 0.25	$ 1.12		$ 1.05
Non-redeemable Shares [Member]
Numerator:
Allocation of net income (loss) including accretion of common stock		$ (150,809)	$ (6,040,122)	$ (556,274)	$ (7,918,248)	$ (3,559)	$ (7,746,983)
Accretion of common stock to redemption value	[1]
Allocation of net income (loss)		$ (150,809)	$ (6,040,122)	$ (556,274)	$ (7,918,248)	$ (3,559)	$ (7,746,983)
Denominator:
Basic weighted average shares outstanding (in Shares)		3,405,000	3,405,000	3,405,000	3,191,498		3,236,568
Basic net income (loss) per share (in Dollars per share)		$ (0.04)	$ (1.77)	$ (0.16)	$ (2.48)		$ (2.39)

[1]	Accretion amount includes fees deposited into the Trust Account to extend the time for the Company to complete the Business Combination and franchise and income taxes paid out of the Trust Account.